Forward Share Purchase Liability	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Forward Share Purchase Liabilitiy [Abstract]
FORWARD SHARE PURCHASE LIABILITY

NOTE 12 — FORWARD SHARE PURCHASE LIABILITY

For the three and six months ended June 30, 2023, subject to the sale of shares by investors and early termination of the Meteora Backshop Agreement, the forward share purchase liability (“FSP liability”) was fully settled and a loss on settlement of $378,895 was recorded in the unaudited condensed consolidated statements of operations and comprehensive loss.

The FSP liability under the Meteora Backstop Agreement is valued by an independent valuer using a Black-Scholes model, which is considered to be Level 3 fair value measurement. The following table present the quantitative information regarding Level 3 fair value measurement of the FSP liability:

Input	December 31, 2022
Share price	$1.54
Risk-free interest rate	4.16%
Volatility	52.19%
Exercise price	$12.34
Term	0.61 years

For the three and six months ended June 30, 2023, the change in fair value of FSP liability was $0 and $82,182, respectively.

NOTE 12 — FORWARD SHARE PURCHASE LIABILITY

The forward share purchase liability (“FSP liability”) under the Meteora Backstop Agreement is valued by an independent valuer using a Black-Scholes model, which is considered to be Level 3 fair value measurement. The following table presents a summary of the changes in fair value of the FSP liability, a Level 3 liability, measured on a recurring basis.

Fair value of FSP liability as of November 14, 2022	8,099,313
Change in fair value	5,392,293
Fair value of FSP liability as of December 31, 2022	$13,491,606

For the year ended December 31, 2022, the change in fair value of FSP liability was $5,392,293, recognized in the consolidated statements of operations.

The following table presents the quantitative information regarding Level 3 fair value measurements of the FSP liability.

	December 31, 2022	November 14, 2022
Input
Share price	$1.54	$5.71
Risk-free interest rate	4.16%	4.16%
Volatility	52.19%	52.19%
Exercise price	$12.34	$12.25
Term	0.61 year	0.75 year